Leases - Minimum Future Income (Table) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Leases [Abstract]
2017	$ 136,405
2018	19,546
2019	6,218
2020	0
2021	0
Thereafter	0
Total minimum lease revenue, net of commissions	$ 162,169